INVESTMENT MANAGERS SERIES TRUST II

235 West Galena Street

Milwaukee, Wisconsin 53212

October 30, 2020

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust II (the “Registrant”) File No. 333-191476 and 811-22894 on behalf of the AXS All Terrain Opportunity Fund (the “Fund”)

Ladies and Gentlemen:

On behalf of the Fund, the Registrant is filing a Preliminary Proxy Statement for the purpose of informing shareholders about the termination of the co-investment advisory agreements with Castle Financial & Retirement Planning Associates, Inc. and Foothill Capital Management, LLC, and the appointment of AXS Investments LLC (“AXS”) as the investment advisor of the Fund effective October 26, 2020. Shareholders are being asked to approve a new investment advisory agreement with AXS.

Please direct your comments to the undersigned at (626) 385-5777. I can also be reached at diane.drake@mfac-ca.com.

Sincerely,

/s/ Diane J. Drake

Diane J. Drake

Secretary